Note 17 - Derivative Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Not Designated as Hedging Instrument [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	$ (177,132)	$ (637,403)	$ (1,498,122)
FFA Contract (Member)
Derivative Instruments, Gain (Loss) [Line Items]
FFA contracts – Fair value			(574,336)
FFA contracts - Realized loss		(2,247)	910,088
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate – Fair value	1,375,820	1,057,928	(76,516)
Interest rate contracts - Realized loss	$ (1,552,952)	$ (1,693,084)	$ (1,758,158)